Financial Instruments and Fair Value Measurements - Derivatives Designated For Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments and Hedges, Assets [Abstract]
Interest rate swaps - Unrealized gains/(losses)	$ 0	$ (5,495)	$ 16,140
Interest rate swaps - Realized losses associated with capitalized interest	0	(11,539)	(5,262)
Total	$ 0	$ (17,034)	$ 10,878